UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-_________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                5/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $      468,462
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- --------- ----------------- ---------- -------- ----------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ -------
APPLE INC                    COM              037833100     329.0    1,400          OTHER                 1,400      0       -
CVS CAREMARK CORPORATION     COM              126650100     274.5    7,507          OTHER                 7,507      0       -
CISCO SYS INC                COM              17275r102     245.3    9,425          OTHER                 9,425      0       -
DISNEY WALT CO               COM DISNEY       254687106     229.5    6,575          OTHER                 6,575      0       -
EXPRESS SCRIPTS INC          COM              302182100     213.7    2,100          OTHER                 2,100      0       -
EXXON MOBIL CORP             COM              30231g102     329.3    4,917          OTHER                 4,917      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108   9,187.9  645,672          OTHER                 2,607      0 643,065
GENERAL ELECTRIC CO          COM              369604103     245.8   13,505          OTHER                13,505      0       -
HOME PROPERTIES INC          COM              437306103     290.0    6,196          OTHER                 6,196      0       -
INTERNATIONAL BUSINESS MACHS COM              459200101     291.0    2,269          OTHER                 2,269      0       -
ISHARES COMEX GOLD TR        ISHARES          464285105   1,521.0   13,950          SOLE                 13,950      0       -
ISHARES TR INDEX             BARCLYS TIPS BD  464287176   8,553.6   82,325          SOLE                 82,325      0       -
ISHARES TR INDEX             S&P 500 INDEX    464287200  23,750.4  202,407          SOLE                197,607      0   4,800
ISHARES TR INDEX             MSCI EMERG MKT   464287234     513.0   12,179          SOLE                 12,179      0       -
ISHARES TR INDEX             IBOXX INV CBPD   464287242   1,955.5   18,488          SOLE                 18,488      0       -
ISHARES TR INDEX             S&P500 GRW       464287309   6,826.5  113,927          SOLE                113,927      0       -
ISHARES TR INDEX             S&P 500 VALUE    464287408   9,776.1  173,151          SOLE                173,151      0       -
ISHARES TR INDEX             BARCLYS 20+ YR   464287432     275.2    3,075          SOLE                  2,450      0     625
ISHARES TR INDEX             BARCLYS 1-3 YR   464287457   1,271.4   15,250          SOLE                 13,950      0   1,300
ISHARES TR INDEX             MSCI EAFE IDX    464287465  30,592.5  546,490          SOLE                532,965      0  13,525
ISHARES TR INDEX             S&P MIDCAP 400   464287507  71,890.3  913,473          SOLE                885,923      0  27,550
ISHARES TR INDEX             RUSSELL1000VAL   464287598     258.0    4,225          SOLE                  4,225      0       -
ISHARES TR INDEX             S&P MC 400 GRW   464287606   8,700.2  102,548          SOLE                101,448      0   1,100
ISHARES TR INDEX             RUSSELL1000GRW   464287614   1,456.2   28,030          SOLE                 28,030      0       -
ISHARES TR INDEX             S&P MIDCP VALU   464287705   8,329.5  116,774          SOLE                115,524      0   1,250
ISHARES TR INDEX             S&P SMLCAP 600   464287804  43,003.3  723,352          SOLE                708,977      0  14,375
ISHARES TR INDEX             S&P SMLCP VALU   464287879   6,093.2   95,013          SOLE                 93,588      0   1,425
ISHARES TR INDEX             S&P SMLCP GROW   464287887   6,595.8  107,669          SOLE                106,119      0   1,550
ISHARES TR                   S&P GTFIDX ETF   464288174     238.8    5,775          SOLE                  5,775      0       -
ISHARES TR                   S&P AMTFREE MUNI 464288323     604.8    5,790          SOLE                  4,990      0     800
ISHARES TR                   BACLYS 1-3YR CR  464288646   1,277.8   12,217          SOLE                 12,217      0       -
ISHARES TR                   RSSL MCRCP IDX   464288869   1,079.4   25,144          SOLE                 25,144      0       -
ISHARES TR                   MSCI VAL IDX     464288877     475.2    9,383          SOLE                  9,083      0     300
ISHARES S&P GSCI COMMODITY I UNIT BEN INT     46428R107     886.5   28,450          SOLE                 28,450      0       -
JPMORGAN CHASE & CO          COM              46625h100     675.8   15,102          OTHER                15,102      0       -
JOHNSON & JOHNSON            COM              478160104     264.1    4,050          OTHER                 4,050      0       -
KIMBERLY CLARK CORP          COM              494368103     300.9    4,785          OTHER                 4,785      0       -
M&T BK CORP                  COM              55261f104     254.0    3,200          OTHER                 3,200      0       -
MICROSOFT CORP               COM              594918104     204.7    6,991          OTHER                 6,991      0       -
MIDCAP SPDR TR               UNIT SER 1       595635103     705.1    4,925          SOLE                  4,925      0       -
PAETEC HOLDING CORP          COM              695459107     129.7   27,722          OTHER                27,722      0       -
PAYCHEX INC                  COM              704326107   3,235.7  105,329          OTHER               105,329      0       -
PEPSICO INC                  COM              713448108     371.9    5,621          OTHER                 5,621      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105   3,357.5  142,750          SOLE                142,750      0       -
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102   2,504.1  106,150          SOLE                106,150      0       -
RYDEX ETF TRUST              S&P500 PUR VAL   78355W304     840.9   31,625          SOLE                 26,425      0   5,200
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462f103 108,117.5  924,081          SOLE                895,656      0  28,425
SPDR GOLD TRUST              GOLD SHS         78463V107   1,156.0   10,610          SOLE                 10,610      0       -
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863   9,740.2  277,656          SOLE                275,806      0   1,850
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871   1,354.6   50,660          SOLE                 48,210      0   2,450
SPDR SERIES TRUST            BRCLYS YLD ETF   78464A417     358.1    9,000          SOLE                  9,000      0       -
SPDR SERIES TRUST            DJ REIT ETF      78464A607  32,344.7  601,650          SOLE                597,400      0   4,250
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680   5,640.8  123,000          SOLE                123,000      0       -
SPDR SERIES TRUST            SPDR KBW BK ETF  78464A797   9,471.7  366,979          SOLE                363,204      0   3,775
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109  17,255.3  158,874          SOLE                155,524      0   3,350
VANGUARD WORLD FD            EXTENDED DUR     921910709     644.9    8,550          SOLE                  8,550      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835   8,225.3  103,855          SOLE                 99,405      0   4,450
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775     405.5    9,125          SOLE                  9,125      0       -
VANGUARD INTL EQUITY INDEX F EMR MKT ETF      922042858   2,619.9   62,156          SOLE                 60,356      0   1,800
VANGUARD INDEX FDS           REIT ETF         922908553   6,059.4  124,143          SOLE                124,143      0       -


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- --------- ----------------- ---------- -------- ----------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ -------
VANGUARD INDEX FDS           MID CAP ETF      922908629   1,792.1   27,520          SOLE                 22,770      0   4,750
VANGUARD INDEX FDS           LARGE CAP ETF    922908637   2,093.9   39,285          SOLE                 39,285      0       -
VANGUARD INDEX FDS           SMALL CP ETF     922908751     777.0   12,335          SOLE                  6,835      0   5,500


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